Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000214947 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214947 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214947 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000214947 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000214947 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000214947 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000214947 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214946 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214946 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214946 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000214946 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000214946 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000214946 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000214946 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%